First Quarter Report
March 31, 2023 (Unaudited)
Columbia Real Estate Equity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Real Estate Equity Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Consumer Discretionary 1.6%
Hotels, Resorts & Cruise Lines 1.6%
Marriott International, Inc., Class A	24,394	4,050,380
Total Hotels, Resorts & Cruise Lines		4,050,380
Total Consumer Discretionary		4,050,380
Real Estate 97.9%
Data Center REITs 8.2%
Equinix, Inc.	28,172	20,313,139
Total Data Center REITs		20,313,139
Health Care REITs 6.8%
Healthpeak Properties, Inc.	155,632	3,419,235
Welltower, Inc.	188,380	13,504,962
Total Health Care REITs		16,924,197
Hotel & Resort REITs 1.2%
Host Hotels & Resorts, Inc.	178,787	2,948,198
Total Hotel & Resort REITs		2,948,198
Industrial REITs 19.2%
First Industrial Realty Trust, Inc.	167,810	8,927,492
Prologis, Inc.	309,936	38,670,715
Total Industrial REITs		47,598,207
Multi-Family Residential REITs 9.7%
AvalonBay Communities, Inc.	66,216	11,128,261
Camden Property Trust	45,500	4,770,220
Centerspace	71,598	3,911,399
UDR, Inc.	104,940	4,308,836
Total Multi-Family Residential REITs		24,118,716
Office REITs 3.8%
Alexandria Real Estate Equities, Inc.	74,577	9,366,125
Total Office REITs		9,366,125
Other Specialized REITs 5.7%
Gaming and Leisure Properties, Inc.	177,308	9,230,655
Lamar Advertising Co., Class A	48,545	4,849,160
Total Other Specialized REITs		14,079,815
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 17.4%
Brixmor Property Group, Inc.	381,340	8,206,437
Federal Realty Investment Trust	75,892	7,500,406
Realty Income Corp.	138,405	8,763,805
Simon Property Group, Inc.	96,964	10,857,059
SITE Centers Corp.	194,063	2,383,094
Tanger Factory Outlet Centers, Inc.	280,262	5,501,543
Total Retail REITs		43,212,344
Self Storage REITs 9.4%
Extra Space Storage, Inc.	56,593	9,220,697
Life Storage, Inc.	106,941	14,018,896
Total Self Storage REITs		23,239,593
Single-Family Residential REITs 14.8%
American Homes 4 Rent, Class A	241,740	7,602,723
Equity LifeStyle Properties, Inc.	185,386	12,444,962
Invitation Homes, Inc.	338,765	10,579,631
Sun Communities, Inc.	42,624	6,004,869
Total Single-Family Residential REITs		36,632,185
Telecom Tower REITs 1.7%
American Tower Corp.	20,601	4,209,608
Total Telecom Tower REITs		4,209,608
Total Real Estate		242,642,127
Total Common Stocks (Cost: $164,301,560)		246,692,507

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(b)	727,548	727,402
Total Money Market Funds (Cost: $727,386)		727,402
Total Investments in Securities (Cost $165,028,946)		247,419,909
Other Assets & Liabilities, Net		465,023
Net Assets		$247,884,932
2	Columbia Real Estate Equity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	589,051	13,686,534	(13,548,181)	(2)	727,402	97	8,784	727,548
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Real Estate Equity Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT212_12_N01_(05/23)